Income and expenses - Foreign Exchange Differences (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Income and expenses
Exchange differences appreciation (depreciation)	$ 8,214	$ (3,513)	[1]	$ 35,904	[1]

[1]	The amounts for prior periods have been re-presented to show the results of the Spanish energy business within income (loss) from continuing operations, as described in Note 1 to the consolidated financial statements.